Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Grandeur Peak Global Trust
Entity Central Index Key	0001965454
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000242720
Shareholder Report [Line Items]
Fund Name	Grandeur Peak Emerging Markets Opportunities Fund
Class Name	Institutional Class
Trading Symbol	GPEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Grandeur Peak Emerging Markets Opportunities Fund for the period from May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at grandeurpeakglobal.com/literature. You may also request this information by contacting us at
Additional Information Phone Number	1-855-377-7325
Additional Information Website	grandeurpeakglobal.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$86	1.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.60%	[1]
AssetsNet	$ 92,318,553
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 723,325
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$92,318,553
Number of Portfolio Holdings	82
Advisory Fee	$723,325
Portfolio Turnover	15%

Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Holding Name	% of Net Assets
Asia Vital Components Co., Ltd.	4.5%
Gulf Oil Lubricants India Ltd.	2.8%
Sporton International, Inc.	2.8%
Regional SAB de cv	2.7%
Silergy Corp	2.5%
HPSP Company Ltd.	2.3%
SJS Enterprises Ltd	2.2%
Motherson Sumi Wiring India Ltd.	2.1%
Voltronic Power Technology	2.0%
FNS Tech Co Ltd	1.9%

Industry Weighting (% of Net Assets)

Value	Value
Other Industries	20.6%
Internet Media & Services	2.2%
Technology Services	2.7%
Engineering & Construction	2.7%
Apparel & Textile Products	2.8%
Leisure Facilities & Services	2.9%
Chemicals	3.0%
Retail - Discretionary	3.1%
Food	3.1%
Machinery	3.2%
Software	3.8%
Commercial Support Services	5.1%
Automotive	6.6%
Retail - Consumer Staples	8.0%
Banking	8.1%
Semiconductors	9.3%
Technology Hardware	12.2%

Sector Weighting (% of Net Assets)

Value	Value
Technology	28.0%
Consumer Discretionary	16.4%
Industrials	14.7%
Consumer Staples	13.8%
Financials	11.3%
Materials	5.2%
Health Care	3.9%
Communications	3.8%
Real Estate	2.1%

C000242719
Shareholder Report [Line Items]
Fund Name	Grandeur Peak Emerging Markets Opportunities Fund
Class Name	Investor Class
Trading Symbol	GPEOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Grandeur Peak Emerging Markets Opportunities Fund for the period from May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at grandeurpeakglobal.com/literature. You may also request this information by contacting us at
Additional Information Phone Number	1-855-377-7325
Additional Information Website	grandeurpeakglobal.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$100	1.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.85%	[2]
AssetsNet	$ 92,318,553
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 723,325
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$92,318,553
Number of Portfolio Holdings	82
Advisory Fee	$723,325
Portfolio Turnover	15%

Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Holding Name	% of Net Assets
Asia Vital Components Co., Ltd.	4.5%
Gulf Oil Lubricants India Ltd.	2.8%
Sporton International, Inc.	2.8%
Regional SAB de cv	2.7%
Silergy Corp	2.5%
HPSP Company Ltd.	2.3%
SJS Enterprises Ltd	2.2%
Motherson Sumi Wiring India Ltd.	2.1%
Voltronic Power Technology	2.0%
FNS Tech Co Ltd	1.9%

Industry Weighting (% of Net Assets)

Value	Value
Other Industries	20.6%
Internet Media & Services	2.2%
Technology Services	2.7%
Engineering & Construction	2.7%
Apparel & Textile Products	2.8%
Leisure Facilities & Services	2.9%
Chemicals	3.0%
Retail - Discretionary	3.1%
Food	3.1%
Machinery	3.2%
Software	3.8%
Commercial Support Services	5.1%
Automotive	6.6%
Retail - Consumer Staples	8.0%
Banking	8.1%
Semiconductors	9.3%
Technology Hardware	12.2%

Sector Weighting (% of Net Assets)

Value	Value
Technology	28.0%
Consumer Discretionary	16.4%
Industrials	14.7%
Consumer Staples	13.8%
Financials	11.3%
Materials	5.2%
Health Care	3.9%
Communications	3.8%
Real Estate	2.1%

C000242722
Shareholder Report [Line Items]
Fund Name	Grandeur Peak Global Contrarian Fund
Class Name	Institutional Class
Trading Symbol	GPGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Grandeur Peak Global Contrarian Fund for the period from May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at grandeurpeakglobal.com/literature. You may also request this information by contacting us at
Additional Information Phone Number	1-855-377-7325
Additional Information Website	grandeurpeakglobal.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$64	1.21%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.21%	[3]
AssetsNet	$ 146,067,557
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 741,280
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$146,067,557
Number of Portfolio Holdings	97
Advisory Fee	$741,280
Portfolio Turnover	32%

Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Holding Name	% of Net Assets
Dollar General Corporation	2.8%
B & M European Value Retail SA	2.8%
Interpump Group SpA	2.3%
CVS Group plc	2.2%
Virbac S.A.	2.2%
MA Financial Group Ltd	2.0%
Riverstone Holdings Ltd.	1.9%
System Support, Inc.	1.9%
Marex Group PLC	1.8%
ULS Group Inc	1.7%

Industry Weighting (% of Net Assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Other Industries	21.4%
Retail - Discretionary	2.3%
Specialty Finance	2.8%
Banking	3.0%
Apparel & Textile Products	3.1%
Machinery	3.2%
Wholesale - Discretionary	3.3%
E-Commerce Discretionary	3.3%
Technology Hardware	3.9%
Biotech & Pharma	3.9%
Commercial Support Services	4.4%
Health Care Facilities & Services	5.2%
Semiconductors	5.7%
Technology Services	6.0%
Medical Equipment & Devices	6.9%
Retail - Consumer Staples	10.5%
Asset Management	11.5%

Sector Weighting (% of Net Assets)

Value	Value
Financials	20.1%
Technology	16.2%
Consumer Discretionary	16.1%
Health Care	15.9%
Industrials	12.3%
Consumer Staples	11.7%
Materials	4.7%
Communications	1.9%
Energy	0.9%
Utilities	0.2%
Liabilities in Excess of Other Assets	-0.1%

C000242723
Shareholder Report [Line Items]
Fund Name	Grandeur Peak Global Explorer Fund
Class Name	Institutional Class
Trading Symbol	GPGEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Grandeur Peak Global Explorer Fund for the period from May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at grandeurpeakglobal.com/literature. You may also request this information by contacting us at
Additional Information Phone Number	1-855-377-7325
Additional Information Website	grandeurpeakglobal.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$60	1.13%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.13%	[4]
AssetsNet	$ 12,074,768
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 8,774
InvestmentCompanyPortfolioTurnover	93.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$12,074,768
Number of Portfolio Holdings	47
Advisory Fee	$8,774
Portfolio Turnover	93%

Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Holding Name	% of Net Assets
Diploma plc	4.7%
Pinnacle Investment Management Group	3.2%
JFrog Ltd.	3.2%
Visional Inc	3.2%
Interpump Group SpA	3.0%
ASPEED Technology, Inc.	3.0%
Freshpet, Inc.	2.8%
Primoris Services Corporation	2.7%
Games Workshop Group plc	2.7%
AddTech AB	2.6%

Industry Weighting (% of Net Assets)

Value	Value
Other Assets in Excess of Liabilities	2.2%
Other Industries	15.3%
Institutional Financial Services	2.2%
Specialty Finance	2.3%
Electrical Equipment	2.6%
Leisure Products	2.7%
Engineering & Construction	2.7%
Retail - Consumer Staples	3.2%
Retail - Discretionary	4.7%
Commercial Support Services	5.1%
Machinery	5.1%
Asset Management	5.5%
Biotech & Pharma	5.5%
Medical Equipment & Devices	5.9%
Industrial Support Services	7.6%
Software	8.1%
Technology Hardware	8.5%
Semiconductors	10.4%

Sector Weighting (% of Net Assets)

Value	Value
Technology	29.0%
Industrials	26.9%
Health Care	13.4%
Financials	12.2%
Consumer Discretionary	8.3%
Consumer Staples	5.2%
Communications	2.3%
Other Assets in Excess of Liabilities	2.2%

C000242724
Shareholder Report [Line Items]
Fund Name	Grandeur Peak Global Micro Cap Fund
Class Name	Institutional Class
Trading Symbol	GPMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Grandeur Peak Global Micro Cap Fund for the period from May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at grandeurpeakglobal.com/literature. You may also request this information by contacting us at
Additional Information Phone Number	1-855-377-7325
Additional Information Website	grandeurpeakglobal.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$104	2.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	2.00%	[5]
AssetsNet	$ 46,263,353
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 355,769
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$46,263,353
Number of Portfolio Holdings	109
Advisory Fee	$355,769
Portfolio Turnover	17%

Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Holding Name	% of Net Assets
Mama's Creations Incorporated	3.3%
Pennant Group, Inc. (The)	3.1%
ULS Group Inc	2.9%
System Support, Inc.	2.8%
CVS Group plc	2.3%
Elixirr International PLC	2.2%
Bowman Consulting Group Limited	1.9%
Swedencare AB	1.9%
Bengo4.com Inc	1.9%
Kogan.com Ltd	1.7%

Industry Weighting (% of Net Assets)

Value	Value
Other Assets in Excess of Liabilities	1.0%
Other Industries	15.2%
Real Estate Owners & Developers	1.8%
Biotech & Pharma	1.9%
Engineering & Construction	1.9%
Apparel & Textile Products	2.1%
Automotive	2.7%
Internet Media & Services	3.1%
Retail - Discretionary	3.6%
E-Commerce Discretionary	3.7%
Food	4.4%
Technology Hardware	4.5%
Medical Equipment & Devices	6.1%
Health Care Facilities & Services	8.4%
Asset Management	8.5%
Technology Services	9.1%
Software	10.9%
Commercial Support Services	11.2%

Sector Weighting (% of Net Assets)

Value	Value
Technology	26.2%
Health Care	16.3%
Industrials	15.9%
Consumer Discretionary	15.3%
Financials	10.5%
Consumer Staples	6.0%
Communications	3.5%
Materials	2.9%
Real Estate	1.8%
Energy	0.4%
Utilities	0.2%
Other Assets in Excess of Liabilities	1.0%

C000242725
Shareholder Report [Line Items]
Fund Name	Grandeur Peak Global Opportunities Fund
Class Name	Institutional Class
Trading Symbol	GPGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Grandeur Peak Global Opportunities Fund for the period from May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at grandeurpeakglobal.com/literature. You may also request this information by contacting us at
Additional Information Phone Number	1-855-377-7325
Additional Information Website	grandeurpeakglobal.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$69	1.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.30%	[6]
AssetsNet	$ 408,135,023
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 2,591,062
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$408,135,023
Number of Portfolio Holdings	110
Advisory Fee	$2,591,062
Portfolio Turnover	21%

Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Holding Name	% of Net Assets
Diploma plc	3.3%
Interpump Group SpA	2.8%
JTC plc	2.7%
Virbac S.A.	2.6%
Littelfuse, Inc.	2.6%
Visional Inc	2.4%
Volution Group PLC	2.1%
CVS Group plc	1.9%
Melexis NV	1.9%
Primoris Services Corporation	1.9%

Industry Weighting (% of Net Assets)

Value	Value
Other Assets in Excess of Liabilities	1.0%
Other Industries	17.3%
Banking	2.7%
Engineering & Construction	3.3%
Health Care Facilities & Services	3.9%
Machinery	4.0%
Technology Hardware	4.2%
Retail - Discretionary	4.2%
Retail - Consumer Staples	4.4%
Industrial Support Services	5.0%
Technology Services	5.1%
Biotech & Pharma	5.2%
Software	5.2%
Semiconductors	5.9%
Medical Equipment & Devices	6.4%
Electrical Equipment	6.5%
Commercial Support Services	6.9%
Asset Management	8.7%

Sector Weighting (% of Net Assets)

Value	Value
Industrials	26.5%
Technology	20.4%
Health Care	15.4%
Financials	14.5%
Consumer Discretionary	9.2%
Consumer Staples	6.8%
Communications	2.4%
Real Estate	2.1%
Materials	1.0%
Energy	0.4%
Other Assets in Excess of Liabilities	1.1%

C000242726
Shareholder Report [Line Items]
Fund Name	Grandeur Peak Global Opportunities Fund
Class Name	Investor Class
Trading Symbol	GPGOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Grandeur Peak Global Opportunities Fund for the period from May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at grandeurpeakglobal.com/literature. You may also request this information by contacting us at
Additional Information Phone Number	1-855-377-7325
Additional Information Website	grandeurpeakglobal.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$82	1.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.55%	[7]
AssetsNet	$ 408,135,023
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 2,591,062
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$408,135,023
Number of Portfolio Holdings	110
Advisory Fee	$2,591,062
Portfolio Turnover	21%

Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Holding Name	% of Net Assets
Diploma plc	3.3%
Interpump Group SpA	2.8%
JTC plc	2.7%
Virbac S.A.	2.6%
Littelfuse, Inc.	2.6%
Visional Inc	2.4%
Volution Group PLC	2.1%
CVS Group plc	1.9%
Melexis NV	1.9%
Primoris Services Corporation	1.9%

Industry Weighting (% of Net Assets)

Value	Value
Other Assets in Excess of Liabilities	1.0%
Other Industries	17.3%
Banking	2.7%
Engineering & Construction	3.3%
Health Care Facilities & Services	3.9%
Machinery	4.0%
Technology Hardware	4.2%
Retail - Discretionary	4.2%
Retail - Consumer Staples	4.4%
Industrial Support Services	5.0%
Technology Services	5.1%
Biotech & Pharma	5.2%
Software	5.2%
Semiconductors	5.9%
Medical Equipment & Devices	6.4%
Electrical Equipment	6.5%
Commercial Support Services	6.9%
Asset Management	8.7%

Sector Weighting (% of Net Assets)

Value	Value
Industrials	26.5%
Technology	20.4%
Health Care	15.4%
Financials	14.5%
Consumer Discretionary	9.2%
Consumer Staples	6.8%
Communications	2.4%
Real Estate	2.1%
Materials	1.0%
Energy	0.4%
Other Assets in Excess of Liabilities	1.1%

C000242727
Shareholder Report [Line Items]
Fund Name	Grandeur Peak Global Reach Fund
Class Name	Institutional Class
Trading Symbol	GPRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Grandeur Peak Global Reach Fund for the period from May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at grandeurpeakglobal.com/literature. You may also request this information by contacting us at
Additional Information Phone Number	1-855-377-7325
Additional Information Website	grandeurpeakglobal.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$61	1.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.15%	[8]
AssetsNet	$ 99,358,457
Holdings Count | Holding	232
Advisory Fees Paid, Amount	$ 503,182
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$99,358,457
Number of Portfolio Holdings	232
Advisory Fee	$503,182
Portfolio Turnover	28%

Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Holding Name	% of Net Assets
Diploma plc	1.2%
MA Financial Group Ltd	1.1%
Asia Vital Components Co., Ltd.	1.1%
Freshpet, Inc.	1.0%
JTC plc	1.0%
Gusto Inc. Preferred Series E	1.0%
Pinnacle Investment Management Group	1.0%
Littelfuse, Inc.	1.0%
Elixirr International PLC	0.9%
Virbac S.A.	0.9%

Industry Weighting (% of Net Assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Other Industries	22.2%
Banking	2.0%
Specialty Finance	2.2%
Retail - Discretionary	3.0%
Industrial Support Services	3.1%
Health Care Facilities & Services	3.2%
Machinery	3.2%
Retail - Consumer Staples	4.3%
Commercial Support Services	4.3%
Biotech & Pharma	4.4%
Electrical Equipment	4.5%
Technology Services	5.1%
Semiconductors	5.3%
Medical Equipment & Devices	5.5%
Technology Hardware	7.0%
Asset Management	8.6%
Software	11.3%

Sector Weighting (% of Net Assets)

Value	Value
Technology	28.7%
Industrials	17.9%
Financials	16.5%
Health Care	13.1%
Consumer Discretionary	8.6%
Consumer Staples	6.1%
Communications	2.8%
Real Estate	2.2%
Materials	1.8%
Listed Private Equity Investments	0.6%
Energy	0.5%
Utilities	0.2%
Other Assets in Excess of Liabilities	0.5%

C000242728
Shareholder Report [Line Items]
Fund Name	Grandeur Peak Global Reach Fund
Class Name	Investor Class
Trading Symbol	GPROX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Grandeur Peak Global Reach Fund for the period from May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at grandeurpeakglobal.com/literature. You may also request this information by contacting us at
Additional Information Phone Number	1-855-377-7325
Additional Information Website	grandeurpeakglobal.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$74	1.40%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.40%	[9]
AssetsNet	$ 99,358,457
Holdings Count | Holding	232
Advisory Fees Paid, Amount	$ 503,182
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$99,358,457
Number of Portfolio Holdings	232
Advisory Fee	$503,182
Portfolio Turnover	28%

Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Holding Name	% of Net Assets
Diploma plc	1.2%
MA Financial Group Ltd	1.1%
Asia Vital Components Co., Ltd.	1.1%
Freshpet, Inc.	1.0%
JTC plc	1.0%
Gusto Inc. Preferred Series E	1.0%
Pinnacle Investment Management Group	1.0%
Littelfuse, Inc.	1.0%
Elixirr International PLC	0.9%
Virbac S.A.	0.9%

Industry Weighting (% of Net Assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Other Industries	22.2%
Banking	2.0%
Specialty Finance	2.2%
Retail - Discretionary	3.0%
Industrial Support Services	3.1%
Health Care Facilities & Services	3.2%
Machinery	3.2%
Retail - Consumer Staples	4.3%
Commercial Support Services	4.3%
Biotech & Pharma	4.4%
Electrical Equipment	4.5%
Technology Services	5.1%
Semiconductors	5.3%
Medical Equipment & Devices	5.5%
Technology Hardware	7.0%
Asset Management	8.6%
Software	11.3%

Sector Weighting (% of Net Assets)

Value	Value
Technology	28.7%
Industrials	17.9%
Financials	16.5%
Health Care	13.1%
Consumer Discretionary	8.6%
Consumer Staples	6.1%
Communications	2.8%
Real Estate	2.2%
Materials	1.8%
Listed Private Equity Investments	0.6%
Energy	0.5%
Utilities	0.2%
Other Assets in Excess of Liabilities	0.5%

C000242730
Shareholder Report [Line Items]
Fund Name	Grandeur Peak Global Stalwarts Fund
Class Name	Institutional Class
Trading Symbol	GGSYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Grandeur Peak Global Stalwarts Fund for the period from May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at grandeurpeakglobal.com/literature. You may also request this information by contacting us at
Additional Information Phone Number	1-855-377-7325
Additional Information Website	grandeurpeakglobal.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$55	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.05%	[10]
AssetsNet	$ 83,313,248
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 289,624
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$83,313,248
Number of Portfolio Holdings	100
Advisory Fee	$289,624
Portfolio Turnover	31%

Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Holding Name	% of Net Assets
Primoris Services Corporation	3.3%
Diploma plc	2.8%
Japan Elevator Service Holdings Company Ltd.	2.7%
Monolithic Power Systems, Inc.	2.5%
Visional Inc	2.4%
JTC plc	2.0%
Silergy Corp	1.8%
Pinnacle Investment Management Group	1.7%
Littelfuse, Inc.	1.7%
Burlington Stores, Inc.	1.7%

Industry Weighting (% of Net Assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Other Industries	16.7%
Technology Services	2.1%
Insurance	2.2%
Industrial Intermediate Prod	2.6%
Institutional Financial Services	2.9%
Commercial Support Services	2.9%
Health Care Facilities & Services	3.4%
Machinery	3.6%
Biotech & Pharma	4.6%
Asset Management	5.2%
Medical Equipment & Devices	5.2%
Engineering & Construction	6.0%
Industrial Support Services	6.7%
Technology Hardware	7.1%
Electrical Equipment	7.4%
Semiconductors	9.1%
Software	11.5%

Sector Weighting (% of Net Assets)

Value	Value
Technology	30.3%
Industrials	29.7%
Health Care	13.3%
Financials	12.9%
Consumer Discretionary	5.4%
Communications	2.3%
Materials	2.0%
Consumer Staples	2.0%
Listed Private Equity Investments	0.9%
Real Estate	0.8%
Liabilities in Excess of Other Assets	-0.1%

C000242729
Shareholder Report [Line Items]
Fund Name	Grandeur Peak Global Stalwarts Fund
Class Name	Investor Class
Trading Symbol	GGSOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Grandeur Peak Global Stalwarts Fund for the period from May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at grandeurpeakglobal.com/literature. You may also request this information by contacting us at
Additional Information Phone Number	1-855-377-7325
Additional Information Website	grandeurpeakglobal.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$68	1.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.30%	[11]
AssetsNet	$ 83,313,248
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 289,624
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$83,313,248
Number of Portfolio Holdings	100
Advisory Fee	$289,624
Portfolio Turnover	31%

Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Holding Name	% of Net Assets
Primoris Services Corporation	3.3%
Diploma plc	2.8%
Japan Elevator Service Holdings Company Ltd.	2.7%
Monolithic Power Systems, Inc.	2.5%
Visional Inc	2.4%
JTC plc	2.0%
Silergy Corp	1.8%
Pinnacle Investment Management Group	1.7%
Littelfuse, Inc.	1.7%
Burlington Stores, Inc.	1.7%

Industry Weighting (% of Net Assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Other Industries	16.7%
Technology Services	2.1%
Insurance	2.2%
Industrial Intermediate Prod	2.6%
Institutional Financial Services	2.9%
Commercial Support Services	2.9%
Health Care Facilities & Services	3.4%
Machinery	3.6%
Biotech & Pharma	4.6%
Asset Management	5.2%
Medical Equipment & Devices	5.2%
Engineering & Construction	6.0%
Industrial Support Services	6.7%
Technology Hardware	7.1%
Electrical Equipment	7.4%
Semiconductors	9.1%
Software	11.5%

Sector Weighting (% of Net Assets)

Value	Value
Technology	30.3%
Industrials	29.7%
Health Care	13.3%
Financials	12.9%
Consumer Discretionary	5.4%
Communications	2.3%
Materials	2.0%
Consumer Staples	2.0%
Listed Private Equity Investments	0.9%
Real Estate	0.8%
Liabilities in Excess of Other Assets	-0.1%

C000242731
Shareholder Report [Line Items]
Fund Name	Grandeur Peak International Opportunities Fund
Class Name	Institutional Class
Trading Symbol	GPIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Grandeur Peak International Opportunities Fund for the period from May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at grandeurpeakglobal.com/literature. You may also request this information by contacting us at
Additional Information Phone Number	1-855-377-7325
Additional Information Website	grandeurpeakglobal.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$72	1.37%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.37%	[12]
AssetsNet	$ 243,913,561
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 1,622,597
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$243,913,561
Number of Portfolio Holdings	102
Advisory Fee	$1,622,597
Portfolio Turnover	16%

Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Holding Name	% of Net Assets
Diploma plc	3.3%
Volution Group PLC	3.1%
JTC plc	3.0%
Interpump Group SpA	2.5%
Visional Inc	2.3%
Virbac S.A.	2.2%
Silergy Corp	2.0%
Integral Corp	1.9%
Melexis NV	1.8%
Recordati SpA	1.6%

Industry Weighting (% of Net Assets)

Value	Value
Other Assets in Excess of Liabilities	1.6%
Other Industries	17.5%
Specialty Finance	2.2%
Health Care Facilities & Services	3.0%
Banking	3.1%
Automotive	3.3%
Medical Equipment & Devices	3.4%
Machinery	3.5%
Retail - Consumer Staples	3.8%
Software	4.0%
Industrial Support Services	4.5%
Biotech & Pharma	4.9%
Technology Hardware	5.7%
Technology Services	5.8%
Electrical Equipment	6.3%
Semiconductors	7.4%
Commercial Support Services	9.4%
Asset Management	10.0%

Sector Weighting (% of Net Assets)

Value	Value
Industrials	27.8%
Technology	22.9%
Financials	15.3%
Health Care	11.3%
Consumer Discretionary	8.5%
Consumer Staples	5.1%
Real Estate	3.2%
Communications	1.4%
Materials	1.2%
Energy	0.9%
Other Assets in Excess of Liabilities	1.5%

C000242732
Shareholder Report [Line Items]
Fund Name	Grandeur Peak International Opportunities Fund
Class Name	Investor Class
Trading Symbol	GPIOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Grandeur Peak International Opportunities Fund for the period from May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at grandeurpeakglobal.com/literature. You may also request this information by contacting us at
Additional Information Phone Number	1-855-377-7325
Additional Information Website	grandeurpeakglobal.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$85	1.62%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.62%	[13]
AssetsNet	$ 243,913,561
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 1,622,597
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$243,913,561
Number of Portfolio Holdings	102
Advisory Fee	$1,622,597
Portfolio Turnover	16%

Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Holding Name	% of Net Assets
Diploma plc	3.3%
Volution Group PLC	3.1%
JTC plc	3.0%
Interpump Group SpA	2.5%
Visional Inc	2.3%
Virbac S.A.	2.2%
Silergy Corp	2.0%
Integral Corp	1.9%
Melexis NV	1.8%
Recordati SpA	1.6%

Industry Weighting (% of Net Assets)

Value	Value
Other Assets in Excess of Liabilities	1.6%
Other Industries	17.5%
Specialty Finance	2.2%
Health Care Facilities & Services	3.0%
Banking	3.1%
Automotive	3.3%
Medical Equipment & Devices	3.4%
Machinery	3.5%
Retail - Consumer Staples	3.8%
Software	4.0%
Industrial Support Services	4.5%
Biotech & Pharma	4.9%
Technology Hardware	5.7%
Technology Services	5.8%
Electrical Equipment	6.3%
Semiconductors	7.4%
Commercial Support Services	9.4%
Asset Management	10.0%

Sector Weighting (% of Net Assets)

Value	Value
Industrials	27.8%
Technology	22.9%
Financials	15.3%
Health Care	11.3%
Consumer Discretionary	8.5%
Consumer Staples	5.1%
Real Estate	3.2%
Communications	1.4%
Materials	1.2%
Energy	0.9%
Other Assets in Excess of Liabilities	1.5%

C000242733
Shareholder Report [Line Items]
Fund Name	Grandeur Peak International Stalwarts Fund
Class Name	Institutional Class
Trading Symbol	GISYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Grandeur Peak International Stalwarts Fund for the period from May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at grandeurpeakglobal.com/literature. You may also request this information by contacting us at
Additional Information Phone Number	1-855-377-7325
Additional Information Website	grandeurpeakglobal.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$46	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.88%	[14]
AssetsNet	$ 1,343,933,247
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 5,308,518
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,343,933,247
Number of Portfolio Holdings	92
Advisory Fee	$5,308,518
Portfolio Turnover	33%

Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Holding Name	% of Net Assets
Diploma plc	3.3%
Japan Elevator Service Holdings Company Ltd.	3.2%
Visional Inc	3.0%
Monolithic Power Systems, Inc.	2.4%
JTC plc	2.2%
Pinnacle Investment Management Group	2.2%
Recordati SpA	2.2%
Melexis NV	2.0%
IMCD N.V.	1.9%
Interpump Group SpA	1.9%

Industry Weighting (% of Net Assets)

Value	Value
Technology	30.7%
Industrials	30.5%
Health Care	11.4%
Financials	10.2%
Consumer Discretionary	6.1%
Communications	3.0%
Consumer Staples	2.9%
Materials	2.6%
Real Estate	2.0%
Liabilities in Excess of Other Assets	-0.5%

Sector Weighting (% of Net Assets)

Value	Value
Liabilities in Excess of Other Assets	-0.7%
Real Estate	2.0%
Materials	2.6%
Consumer Staples	2.9%
Communications	3.0%
Consumer Discretionary	6.1%
Financials	10.2%
Health Care	11.4%
Industrials	30.5%
Technology	30.7%

C000242734
Shareholder Report [Line Items]
Fund Name	Grandeur Peak International Stalwarts Fund
Class Name	Investor Class
Trading Symbol	GISOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Grandeur Peak International Stalwarts Fund for the period from May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at grandeurpeakglobal.com/literature. You may also request this information by contacting us at
Additional Information Phone Number	1-855-377-7325
Additional Information Website	grandeurpeakglobal.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$59	1.13%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.13%	[15]
AssetsNet	$ 1,343,933,247
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 5,308,518
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,343,933,247
Number of Portfolio Holdings	92
Advisory Fee	$5,308,518
Portfolio Turnover	33%

Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Holding Name	% of Net Assets
Diploma plc	3.3%
Japan Elevator Service Holdings Company Ltd.	3.2%
Visional Inc	3.0%
Monolithic Power Systems, Inc.	2.4%
JTC plc	2.2%
Pinnacle Investment Management Group	2.2%
Recordati SpA	2.2%
Melexis NV	2.0%
IMCD N.V.	1.9%
Interpump Group SpA	1.9%

Industry Weighting (% of Net Assets)

Value	Value
Technology	30.7%
Industrials	30.5%
Health Care	11.4%
Financials	10.2%
Consumer Discretionary	6.1%
Communications	3.0%
Consumer Staples	2.9%
Materials	2.6%
Real Estate	2.0%
Liabilities in Excess of Other Assets	-0.5%

Sector Weighting (% of Net Assets)

Value	Value
Liabilities in Excess of Other Assets	-0.7%
Real Estate	2.0%
Materials	2.6%
Consumer Staples	2.9%
Communications	3.0%
Consumer Discretionary	6.1%
Financials	10.2%
Health Care	11.4%
Industrials	30.5%
Technology	30.7%

C000242721
Shareholder Report [Line Items]
Fund Name	Grandeur Peak US Stalwarts Fund
Class Name	Institutional Class
Trading Symbol	GUSYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Grandeur Peak US Stalwarts Fund for the period from May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at grandeurpeakglobal.com/literature. You may also request this information by contacting us at
Additional Information Phone Number	1-855-377-7325
Additional Information Website	grandeurpeakglobal.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$45	0.86%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.86%	[16]
AssetsNet	$ 137,147,586
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 487,052
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$137,147,586
Number of Portfolio Holdings	69
Advisory Fee	$487,052
Portfolio Turnover	37%

Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Holding Name	% of Net Assets
Primoris Services Corporation	4.7%
Monolithic Power Systems, Inc.	3.9%
Mama's Creations Incorporated	3.2%
Littelfuse, Inc.	3.0%
Core & Main, Inc., Class A	2.7%
Burlington Stores, Inc.	2.6%
Marex Group PLC	2.4%
LeMaitre Vascular, Inc.	2.3%
Pjt Partners, Inc., Class A	2.2%
Zscaler, Inc.	2.2%

Industry Weighting (% of Net Assets)

Value	Value
Other Assets in Excess of Liabilities	2.0%
Other Industries	9.9%
Leisure Facilities & Services	2.6%
Industrial Support Services	2.7%
Asset Management	2.9%
Health Care Facilities & Services	3.0%
Specialty Finance	3.1%
Technology Services	3.1%
Food	3.2%
Insurance	3.7%
Retail - Discretionary	4.7%
Machinery	5.0%
Electrical Equipment	6.1%
Institutional Financial Services	7.2%
Engineering & Construction	7.6%
Semiconductors	8.3%
Medical Equipment & Devices	8.7%
Software	14.3%

Sector Weighting (% of Net Assets)

Value	Value
Technology	27.4%
Industrials	24.4%
Financials	16.9%
Health Care	11.7%
Consumer Discretionary	9.4%
Consumer Staples	3.2%
Materials	1.8%
Communications	1.0%
Listed Private Equity Investments	0.3%
Other Assets in Excess of Liabilities	2.0%

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized
[8]	Annualized
[9]	Annualized
[10]	Annualized
[11]	Annualized
[12]	Annualized
[13]	Annualized
[14]	Annualized
[15]	Annualized
[16]	Annualized